Share-Based Payments - Summary of movements in the Number of Founder DRs Outstanding (Parenthetical) (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 22, 2022 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exchange ratio		2.13	2.13
Non-voting Ordinary Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares exchanged				285,714
Number of shares issued upon exchange				608,779
Exchange ratio	2.13